SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund

Supplement Dated October 1, 2009 to the
Class A Shares Prospectus Dated June 30, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Small Cap Funds and the investment income distribution of the Small Cap Fund.

Changes in Sub-Advisers for the Large Cap Fund

In the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a Sub-Adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the Large Cap Fund.

Changes in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund's assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Investment Income Distribution for the Small Cap Fund

The first paragraph under the sub-section entitled "Dividends and Distributions" on page 22 is hereby deleted and replaced with the following:

The Large Cap Fund and the Small Cap Fund distribute their investment income quarterly, while the Real Return Fund distributes its investment income annually. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

There are no other changes to the investment income distribution for the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-600 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund

Supplement Dated October 1, 2009 to the
Class G Shares Prospectus Dated June 30, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Small Cap Funds and the investment income distribution of the Small Cap Fund.

Changes in Sub-Advisers for the Large Cap Fund

In the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a Sub-Adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the Large Cap Fund.

Changes in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund's assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Investment Income Distribution for the Small Cap Fund

The first paragraph under the sub-section entitled "Dividends and Distributions" on page 22 is hereby deleted and replaced with the following:

The Large Cap Fund and the Small Cap Fund distribute their investment income quarterly, while the Real Return Fund distributes its investment income annually. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

There are no other changes to the investment income distribution for the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-601 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund

Supplement Dated October 1, 2009 to the
Class I Shares Prospectus Dated June 30, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Small Cap Funds and the investment income distribution of the Small Cap Fund.

Changes in Sub-Advisers for the Large Cap Fund

In the sub-section entitled "Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Legg Mason Capital Management, Inc.: Legg Mason Capital Management, Inc. (LMCM), located at 100 International Drive, 21st Floor, Baltimore, Maryland 21202, serves as a Sub-Adviser to the Large Cap Fund. The portfolio managers of the Large Cap Fund's assets allocated to LMCM are Mary Chris Gay and Robert Hagstrom, CFA. Ms. Gay and Mr. Hagstrom are responsible for the day-to-day management and investment decisions made with respect to the Large Cap Fund. Ms. Gay manages the portfolio based upon a master portfolio managed by Bill Miller, CFA, LMCM's Chief Investment Officer. Ms. Gay, Senior Vice President, joined the research department of Legg Mason, Inc. in 1988 and became an analyst for LMCM in 1989. She was named a Portfolio Manager in 1998. She has been a Portfolio Manager for the last five years. Mr. Hagstrom has been employed by one or more Legg Mason, Inc. subsidiaries since 1998 and currently serves as a Senior Vice President and Portfolio Manager of LMCM. He has been a Portfolio Manager for the last five years.

LSV Asset Management: LSV Asset Management (LSV), located at 1 N. Wacker Drive, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, a Founding Partner of LSV; Menno Vermeulen, CFA, Partner; and Puneet Mansharamani, CFA, Partner, serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. Mr. Lakonishok has served as CEO, CIO, Partner and Portfolio Manager of LSV since its founding in 1994. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. Mr. Mansharamani has served as a Quantitative Analyst of LSV since 2000 and a Partner and Portfolio Manager since 2006.

There are no other changes in the portfolio management of the Large Cap Fund.

Changes in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Oppenheimer Capital LLC: Oppenheimer Capital LLC (Oppenheimer Capital), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Small Cap Fund. Michael Corelli and Eric Sartorius, CFA, manage the portion of the Small Cap Fund's assets allocated to Oppenheimer Capital. Messrs. Corelli and Sartorius are responsible for the day-to-day management and investment decisions made with respect to the Small Cap Fund. Mr. Corelli, Managing Director, joined Oppenheimer Capital in 1999 as a senior analyst and has been a lead portfolio manager since 2003. Mr. Sartorius, Vice President, joined Oppenheimer Capital in 2001 as a senior research analyst and became a portfolio manager in 2008.

Robeco Investment Management, Inc.: Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) (RIM), located at 909 Third Avenue, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RIM. Richard Shuster, Head of the Robeco WPG Small Cap Value Team and a Senior Portfolio Manager, and Gregory Weiss, a Portfolio Manager/Research Analyst, are responsible for all investment decisions regarding the Small Cap Fund, with Mr. Shuster retaining ultimate veto power. They are supported by Brian Rohman and Gregory Cipolaro, both Research Analysts. Other team members include Traders, Stephen Lee and Shirley Szeto. Mr. Shuster and Mr. Weiss joined RIM in 1999 to head the firm's Small Cap Value Team. Previously, Mr. Shuster ran his own Small Cap Value hedge fund and Mr. Weiss was an equity analyst at Bear Sterns. Mr. Rohman joined the firm in 1998 as a Research Analyst specializing in financial services. Mr. Lee joined the firm in 1998 and Ms. Szeto joined the firm in 1999, assuming her current role in 2001. Mr. Cipolaro joined the firm in 2005 and had previously spent three years as a Research Associate with Smith Barney and one year with Prudential Securities.

There are no other changes in the portfolio management of the Small Cap Fund.

Change in Investment Income Distribution for the Small Cap Fund

The first paragraph under the sub-section entitled "Dividends and Distributions" on page 22 is hereby deleted and replaced with the following:

The Large Cap Fund and the Small Cap Fund distribute their investment income quarterly, while the Real Return Fund distributes its investment income annually. The Funds distribute their investment income as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

There are no other changes to the investment income distribution for the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-602 (10/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Small Cap Fund

Supplement Dated October 1, 2009
to the Statement of Additional Information ("SAI") Dated June 30, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap and Small Cap Funds.

Changes in Sub-Advisers for the Large Cap Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

LEGG MASON CAPITAL MANAGEMENT, INC.—Legg Mason Capital Management, Inc. ("LMCM") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. LMCM, a Maryland corporation, was founded in 1982 and is a wholly-owned subsidiary of Legg Mason, Inc., a Maryland corporation.

LSV ASSET MANAGEMENT—LSV Asset Management ("LSV") serves as a sub-adviser to a portion of the assets of the Large Cap Fund. LSV is organized as a Delaware general partnership. SEI Funds, Inc., an affiliate of SIMC, owns an interest in LSV.

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

LMCM

Compensation.  SIMC pays LMCM a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between LMCM and SIMC. LMCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended August 31, 2009.

All of LMCM's portfolio managers are paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the annual performance of the portfolio manager's accounts relative to the product's published benchmarks, the Russell 1000 Index for Value Equity portfolios and the Russell 1000 Growth Index for Growth Equity portfolios, the portfolio manager's performance over other time periods, the total value of the assets managed by the portfolio manager, the portfolio manager's contribution to the research process, the profitability of LMCM and the portfolio manager's contribution to profitability, and trends in industry compensation levels and practices. Portfolio managers are compensated based on a number of factors, including performance of their product(s) as a whole, the business, economic conditions, etc., but compensation is not based on one account's performance in particular. Therefore, compensation will not be based on the Large Cap Fund's performance (on a pre- or post- tax basis).

Portfolio managers are also eligible to receive stock options from Legg Mason, Inc., a parent company of LMCM, based upon an assessment of the portfolio manager's contribution to the success of the company, as well as employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason Inc.'s 401(k) program, and participation in other Legg Mason Inc.'s deferred compensation plans.

Ownership of Fund Shares.  As of August 31, 2009, LMCM's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts.  As of August 31, 2009, in addition to the Large Cap Fund, LMCM's portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mary Chris Gay	7	$762.3 million	9	$1,186.0 million	1	$136.6 million
Robert Hagstrom	9	$1,349.4 million	5	$268.1 million	14	$949.7 million

None of these accounts is subject to a performance-based advisory fee.

Conflicts of Interests. LMCM's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Large Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Large Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Large Cap Fund. LMCM does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, LMCM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' day-to-day management of the Large Cap Fund. Because of their positions with the Large Cap Fund, the portfolio managers know the size, timing and possible market impact of Large Cap Fund trades. It is theoretically possible that LMCM's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Large Cap Fund. However, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LMCM's portfolio managers' management of the Large Cap Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Large Cap Fund. This conflict of interest may be exacerbated to the extent that LMCM or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (several of which receive a base and incentive fee) than from the Large Cap Fund. Notwithstanding this theoretical conflict of interest, it is LMCM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LMCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LMCM's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Large Cap Fund, such securities might not be suitable for the Large Cap Fund given its investment objectives and related restrictions.

LSV

Compensation. SIMC pays LSV a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between LSV and SIMC. LSV pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended August 31, 2009.

LSV's portfolio managers' compensation consists of a fixed salary and discretionary bonus. Each of the portfolio managers is a partner of LSV and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the Large Cap Fund.

Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group. The portfolio managers' compensation is not tied to any one account, including the Large Cap Fund, and bonuses are not awarded or calculated based upon performance.

Ownership of Fund Shares. As of August 31, 2009, LSV's portfolio managers did not beneficially own any shares of the Large Cap Fund.

Other Accounts. As of August 31, 2009, in addition to the Large Cap Fund, LSV's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani	26	$5,480,317,246	33	$9,495,080,818	452		$35,509,997,051
					26	*	$3,129,107,744

*  These accounts are subject to a performance-based advisory fee.

Conflicts of Interests. The same team of portfolio managers is responsible for the day-to-day management of all LSV's accounts. A potential conflict of interest could arise in relation to accounts with a performance-based fee relative to other accounts in the same strategy without a performance-based fee. LSV has policies and procedures to monitor for this potential conflict and designed to ensure that investment opportunities are fairly allocated to all clients.

There are no other changes in the portfolio management of the Large Cap Fund.

Changes in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

OPPENHEIMER CAPITAL LLC—Oppenheimer Capital LLC ("Oppenheimer Capital") serves as a sub-adviser to a portion of the assets of the Small Cap Fund. Oppenheimer Capital, a Delaware limited liability company, was founded in 1969 and is a wholly-owned subsidiary of Allianz Global Investors NY Holdings LLC, which is a wholly-owned subsidiary of Allianz Global Investors Management Partners, which is a wholly-owned subsidiary of Allianz Global Investors of America L.P., a Delaware limited partnership. Allianz SE, a public company, indirectly holds a controlling interest in Allianz Global Investors of America L.P.

ROBECO INVESTMENT MANAGEMENT, INC.—Robeco Investment Management, Inc. ("RIM") serves as a sub-adviser to a portion of the assets of the Small Cap Fund. RIM is a wholly-owned subsidiary of the Dutch investment management firm Robeco Group N.V., which in turn is 100% owned by Cooperative Centrale Raiffeisen Boerenleenbank B.A. (also known as Rabobank).

In addition, in the sub-section entitled "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

Oppenheimer Capital

Compensation. SIMC pays Oppenheimer Capital a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between Oppenheimer Capital and SIMC. Oppenheimer Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended August 31, 2009.

Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high caliber investment professionals. As more fully described below, each portfolio manager receives a fixed base salary, a variable bonus opportunity, and a benefits package. Key investment professionals are also eligible to participate in Oppenheimer Capital's long-term incentive program. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in its local area.

Each portfolio manager's compensation may consist of the following elements:

Base salary. Each portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Annual bonus and Long Term Incentive Plan. Each portfolio manager is eligible for an annual bonus in addition to a base salary. Annual bonus targets are set each year with consideration to the market competitiveness of each position. The bonus typically forms the majority of the individual's cash compensation and is based in part on pre-tax performance against the Small Cap Fund's relevant benchmark (the Russell 2000 Growth Index) or peer group ranking of the portfolio over a one or three year period, with some consideration for longer time periods. In addition to any bonus, Oppenheimer Captial utilizes two long-term incentive plans. The first plan is an Allianz Global Investors Plan for key employees. The plan provides awards that are based on the Compound Annual Growth Rate (CAGR) of Oppenheimer Capital over a period between one year or over a three year period as well as the collective earnings growth of all the asset management companies of Allianz Global Investors. The second plan is a deferred retention award for key investment professionals. The deferred retention award typically vests over a three year period and is typically invested in the fund(s) that the individual manages.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Ownership of Fund Shares. As of August 31, 2009, Oppenheimer Capital's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of August 31, 2009, in addition to the Small Cap Fund, Oppenheimer Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael Corelli	3	$434,085,349	0	$0	11	$294,518,119
Eric Sartorius (co-PM)	3	$434,085,349	0	$0	11	$294,518,119

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The potential for conflicts of interests exists when portfolio managers are responsible for managing other accounts that have similar investment objectives and strategies as the Small Cap Fund. Potential conflicts include, for example conflicts between investment strategies and conflicts in the allocation of investment opportunities. Typically, client portfolios having similar strategies are managed by portfolio managers in the same group using similar objectives, approach and philosophy. Therefore, portfolio holdings, relative position size and industry and sector exposures tend to be similar across portfolios with similar strategies, which minimizes the potential for conflicts of interest.

Oppenheimer Capital may receive more compensation with respect to certain accounts managed in a similar style than that received with respect to the Small Cap Fund or may receive compensation based in part on the performance of certain similarly managed accounts. This may create a potential conflict of interest for Oppenheimer Capital or its portfolio managers by providing an incentive to favor these types of accounts when for example, placing securities transactions. Similarly, it could be viewed as having a conflict of interest to the extent that Oppenheimer Capital or an affiliate has a proprietary investment in an account managed in a similar strategy, or the portfolio manager has personal investments in similarly managed strategies. Potential conflicts of interest many arise with both the aggregation and allocation of investment opportunities because of market factors or investment restrictions imposed upon Oppenheimer Capital by law, regulation, contract or internal policies. The allocation of aggregated trades, in particular those that were partially completed due to limited availability, could also raise a conflict of interest, as Oppenheimer Capital could have an incentive to allocate securities that are expected to increase in value to favored accounts, for example, initial public offerings of limited availability. Another potential conflict of interest may arise when transactions for one account occurs after transactions in a different account in the same or different strategy thereby increasing the value of the securities when a purchase follows a purchase of size in another account or similarly decreasing the value if it is a sale. Oppenheimer Capital also manages accounts that may engage in short sales of securities of the type in which the Small Cap Fund invests, Oppenheimer Capital could be seen as harming the performance of the Small Cap Fund for the benefit of the accounts engaging in the short sales if the short sales cause the market value of the securities to fall.

Oppenheimer Capital or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments due to liquidity or other concerns or regulatory restrictions. Such policies may preclude the Small Cap Fund from purchasing a particular security or financial instrument, even if such security or financial instrument would otherwise meet the Small Cap Fund's objectives.

Oppenheimer Capital and its affiliates' objectives are to meet their fiduciary obligation with respect to all clients. Oppenheimer Capital and its affiliates have policies and procedures that are reasonably designed to seek to manage the conflicts described above. Oppenheimer Capital and its affiliates also monitor a variety of areas, including compliance with fund guidelines, trade allocations, and compliance with the respective Code of Ethics. Allocation policies and procedures are designed to achieve a fair and equitable allocation of investment opportunities among its clients over time.

Orders for the same equity security traded through a single trading desk or system are typically aggregated on a continual basis throughout each trading day consistent with Oppenheimer Capital's best execution obligation for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated on a pro-rata average price basis, subject to certain limited exceptions.

RIM

Compensation. SIMC pays RIM a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between RIM and SIMC. RIM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Fund. The following information relates to the period ended August 31, 2009.

All RIM investment professionals receive a compensation package comprised of an industry competitive base salary and a discretionary bonus. Key investment professionals are rewarded primarily for strong investment performance. Typically, bonuses are based upon a combination of one or more of the following four criteria:

1. Individual Contribution: a subjective evaluation of the professional's individual contribution based on the individual's goals and objectives established at the beginning of each year;

2. Product Investment Performance: performance of the investment product(s) with which the individual is involved versus the pre-designed index, based on the excess return and the levels of assets of the product;

3. Investment Team Performance: the financial results of the investment group; and

4. Firm-wide Performance: the overall financial performance of RIM.

The discretionary bonus is based on the Fund's pre-tax performance for the calendar year. The formula does take into account assets under management; 45-55% of revenues are contributed to the bonus pool for assets under management up to $100 million and 25-35% of revenues for assets under management over $100 million. The actual percentage of revenue contributed to the bonus pool from within those ranges depends upon two factors: (1) the extent to which the performance of the portfolio exceeds or is less than the Russell 2000 Value® Index plus 150 basis points and (2) the risk taken in the portfolio in achieving the outperformance. This second factor is measured by taking the out or underperformance and dividing it by an assumed tracking error of 600 basis points. These calculations will generate a factor which will be multiplied by 5% to determine how much the revenue share should be adjusted. RIM offers a profit participation plan that is centered on RIM's investment professionals and enables them to participate in RIM's financial performance. The incentive plan provides for the issuance of restricted shares and options that represent 20% of RIM's equity. The restricted shares and options vest over three to five years and are perpetual; when shares are redeemed, new shares will be issued. This feature links investment professionals' incentives to multi-period time frames.

Ownership of Fund Shares. As of August 31, 2009, RIM's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of August 31, 2009, in addition to the Small Cap Fund, RIM's portfolio mangers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts (include sub advisory assets)
Portfolio Manager	Number of Accts	Total Assets	Number of Accts	Total Assets	Number of Accts	Assets
Robeco WPG Small Cap Value Team (Richard Shuster, Gregory Weiss)	1	$35,481,819	3	$63,965,722	10	$216,229,370

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts may include, but are not limited to, proprietary accounts, separately managed institutional and high net worth accounts and pooled investment vehicles. The Other Accounts might have similar investment objectives as the Small Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, RIM does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, RIM believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Small Cap Fund. Because of their positions with the Small Cap Fund, the portfolio managers know the size, timing and possible market impact of Small Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small Cap Fund. However, RIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Small Cap Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Fund. This conflict of interest may be exacerbated to the extent that RIM or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap Fund. Notwithstanding this theoretical conflict of interest, it is RIM's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, RIM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Account securities that differ in identity or quantity from securities bought for the Small Cap Fund, such securities might not be suitable for the Small Cap Fund given its investment objectives and related restrictions.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-603 (10/09)